Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management [Abstract]
Schedule of Maturity Profiles of Financial Assets and Liabilities
For the years ended December 31, 2023 Thousands of $	Less than 1 year	1-2 years	3-5 years	Total contractual cash flows	Carrying amount
Non derivatives
Trade payables	8,811	-	-	8,811	8,811
Loans	650	324	37,442	38,416	36,207
Lease liabilities	1,900	1,766	2,189	5,855	5,058
Total	11,361	2,090	39,631	53,082	50,076
For the years ended December 31, 2022 Thousands of $	Less than 1 year	1-2 years	3-5 years	Total contractual cash flows	Carrying amount
Non derivatives
Trade payables	10,178	-	-	10,178	10,178
Loans	630	630	37,809	39,069	35,530
Lease liabilities	1,324	915	2,179	4,418	4,263
Total	12,132	1,545	39,988	53,665	49,971